Condensed Consolidated and Combined Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
Administrative fee – related party					$ 125,000	$ 95,000
Research and development	$ 459,805	$ 872,038	$ 1,589,577	$ 2,314,169
Selling, general and administrative	3,733,201	567,862	9,296,074	1,900,824	3,384,621	809,193
Total operating expenses	4,193,006	1,439,900	10,885,651	4,214,993	3,509,621	904,193
Operating loss	(4,193,006)	(1,438,585)	(10,885,651)	(4,213,378)
OTHER (EXPENSE) INCOME
Change in fair value of derivative liabilities	7,232,835		24,017,035		(18,483,096)
Loss on issuance of common stock and warrants	(9,654,799)		(27,475,797)
Income earned on Investments held in Trust Account					3,788,143	1,812,882
Interest income	1,573		2,055		8,580	5,683
Interest expense	(22,910)		(45,833)
Other income (expense)	(372)	1,091	3,665	1,757
Change in fair value of over-allotment liability						19,432
Total other income (expense)	(2,443,673)	1,091	(3,498,875)	1,757	(14,686,373)	1,837,996
Net (loss) income before provision for income taxes					(18,195,994)	933,804
Provision for income taxes	0	0	0	0	1,579,608	339,899
Net Income (loss)	$ (6,636,679)	$ (1,437,494)	$ (14,384,526)	$ (4,211,621)	$ (19,775,602)	$ 593,905
Weighted average number of shares diluted (in Shares)	99,459,128	69,800,000	88,231,503	69,800,000
Diluted net (loss) income per share (in Dollars per share)	$ (0.07)	$ (0.02)	$ (0.16)	$ (0.06)
Net sales		$ 1,315		$ 1,615
Cost of goods sold
Gross profit		$ 1,315		$ 1,615
Class A Redeemable Common Stock
OTHER (EXPENSE) INCOME
Weighted average number of shares basic (in Shares)					7,654,886	9,846,164
Basic net (loss) income per share (in Dollars per share)					$ (1.82)	$ 0.05
Weighted average number of shares diluted (in Shares)					7,654,886	9,846,164
Diluted net (loss) income per share (in Dollars per share)					$ (1.82)	$ 0.05
Class A and B Non-Redeemable Common Stock
OTHER (EXPENSE) INCOME
Weighted average number of shares basic (in Shares)					3,211,000	3,117,537
Basic net (loss) income per share (in Dollars per share)					$ (1.82)	$ 0.05
Weighted average number of shares diluted (in Shares)					3,211,000	3,185,962
Diluted net (loss) income per share (in Dollars per share)					$ (1.82)	$ 0.05